Note 16 - Investments in subsidiaries, joint ventures and associates (Tables)	12 Months Ended
Dec. 31, 2017
Investments in subsidiaries, joint ventures and associates
Associates Entities and joint ventures. Breakdown by entities
Joint Ventures and Associates Entities. Breakdown by entities (Millions of euros)
	2017	2016	2015
Joint ventures
Fideic F 403853 5 Bbva Bancom Ser.Zibata	27	33	44
Fideicomiso 1729 Invex Enajenacion de Cartera	53	57	66
PSA Finance Argentina Compañia Financier	14	21	23
Altura Markets, S.V., S.A.	64	19	20
RCI Colombia	19	17	-
Other joint ventures	79	82	91
Subtotal	256	229	243
Associates Entities
Metrovacesa Suelo y Promoción, S.A.	697	208	-
Testa Residencial SOCIMI, S.A.U.	444	91	-
Metrovacesa Promoción y Arrendamientos, S.A.	-	67	-
Atom Bank, PLC	66	43	-
Brunara	-	-	54
Metrovacesa	-	-	351
Servired	9	11	92
Other associates	116	116	139
Subtotal	1,332	536	636
Total	1,588	765	879

Associates Entities and joint ventures. Changes in the Year
Joint Ventures and Associates Entities. Changes in the Year (Millions of euros)
	Notes	2017	2016	2015
Balance at the beginning		765	879	4,509
Acquisitions and capital increases		868	456	464
Disposals and capital reductions		(8)	(91)	(32)
Transfers and changes of consolidation method		-	(351)	(3,850)
Share of profit and loss	39	3	25	174
Exchange differences		(29)	(34)	(250)
Dividends, valuation adjustments and others		(12)	(118)	(136)
Balance at the end		1,588	765	879